Intangible Assets - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	£ 3,604
Charge for the year	203	£ 189	£ 157
Intangible assets other than goodwill at end of period	3,194	3,604
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	10,101	8,344
Acquisitions	56	189
Additions	304	280
Disposals/reclassified as held for sale	(144)	(100)
Transfers	(23)
Exchange translation differences	(592)	1,388
Intangible assets other than goodwill at end of period	9,702	10,101	8,344
Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	6,497	5,188
Charge for the year	516	531
Disposals/reclassified as held for sale	(131)	(96)
Exchange translation differences	(374)	874
Intangible assets other than goodwill at end of period	6,508	6,497	5,188
Market and customer-related [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	1,979
Intangible assets other than goodwill at end of period	1,612	1,979
Market and customer-related [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	3,872	3,158
Acquisitions	32	103
Disposals/reclassified as held for sale	(26)
Transfers	(50)
Exchange translation differences	(309)	611
Intangible assets other than goodwill at end of period	3,519	3,872	3,158
Market and customer-related [member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	1,893	1,402
Charge for the year	188	204
Disposals/reclassified as held for sale	(16)
Exchange translation differences	(158)	287
Intangible assets other than goodwill at end of period	1,907	1,893	1,402
Content, software and other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	540
Intangible assets other than goodwill at end of period	446	540
Content, software and other [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	3,679	3,133
Acquisitions	24	86
Disposals/reclassified as held for sale	(76)
Transfers	27
Exchange translation differences	(162)	460
Intangible assets other than goodwill at end of period	3,492	3,679	3,133
Content, software and other [member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	3,139	2,611
Charge for the year	125	138
Disposals/reclassified as held for sale	(72)
Exchange translation differences	(146)	390
Intangible assets other than goodwill at end of period	3,046	3,139	2,611
Acquired intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	2,519
Intangible assets other than goodwill at end of period	2,058	2,519
Acquired intangible assets [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	7,551	6,291
Acquisitions	56	189
Disposals/reclassified as held for sale	(102)
Transfers	(23)
Exchange translation differences	(471)	1,071
Intangible assets other than goodwill at end of period	7,011	7,551	6,291
Acquired intangible assets [member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	5,032	4,013
Charge for the year	313	342
Disposals/reclassified as held for sale	(88)
Exchange translation differences	(304)	677
Intangible assets other than goodwill at end of period	4,953	5,032	4,013
Internally developed intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	1,085
Intangible assets other than goodwill at end of period	1,136	1,085
Internally developed intangible assets [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	2,550	2,053
Additions	304	280
Disposals/reclassified as held for sale	(42)	(100)
Exchange translation differences	(121)	317
Intangible assets other than goodwill at end of period	2,691	2,550	2,053
Internally developed intangible assets [member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	1,465	1,175
Charge for the year	203	189
Disposals/reclassified as held for sale	(43)	(96)
Exchange translation differences	(70)	197
Intangible assets other than goodwill at end of period	£ 1,555	£ 1,465	£ 1,175